OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Foreign Currency (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Foreign currency transaction losses	$ (11,577)	$ (1,327)	$ (5,163)	$ (2,580)
Foreign currency transaction gains (losses) from earnings from unconsolidated affiliates, net of losses	$ (115)	$ (1,123)	$ (4,163)	$ (1,956)